Supplement No. 2 dated December 27, 1996
              (Supplanting Supplement No. 1 dated February 1, 1996)

                                       to

                        Prospectus dated February 1, 1996

                                       for

                        STATE STREET RESEARCH AURORA FUND
        (formerly State Street Research Small Capitalization Value Fund)

                 a series of State Street Research Capital Trust




Fund Name

         The name of the Fund has been changed to "State Street Research Aurora Fund."

Share Classes Available

         At the present time, only Class A shares are generally available for purchase.

         For information on the availability of other classes of shares, contact the Distributor.











CONTROL NUMBER:  3604-961216(297)SSR-LD                           SCV-563E-1296